Regulatory Agreements (Details)	Sep. 30, 2012	Sep. 30, 2011
Regulatory Agreements (Textual) [Abstract]
Bank's Tier 1 leverage capital requirement	10.00%
Bank's total risk based capital requirement	13.00%
Bank's Tier 1 leverage capital actual	14.10%	12.30%
Bank's total risk based capital actual	18.20%	15.30%